Significant Accounting Policies(Table)	12 Months Ended
Dec. 31, 2018
Accounting Policies Abstract [Abstract]
Disclosure Of The Correlation Between The Major Macroeconomic Variables And The Credit Risk [Text Block]

The correlation between the major macroeconomic variables and the credit risk is as follows;

Key macroeconomic variables	Correlation between the major macroeconomic variables and the credit risk
Domestic GDP growth rate	(-)
Composite stock index	(-)
Construction investment change rate	(-)
Housing transaction price index	(-)
Consumer price index	(+)
Overnight call rate changes compare to previous year(%P)	(+)
Unemployment rate	(+)
Retail loan change rate	(-)

Forward looking information used in calculation of expected credit loss is derived by KB Financial Group Research Institute after comprehensive consideration of a variety of factors including scenario in management planning, third party forecast, and others.

Property Plant And Equipment Text Block [Text Block]

The depreciation method and estimated useful lives of the assets are as follows:

Property and equipment	Depreciation method	Estimated useful life
Buildings and structures	Straight-line	20 ~ 40 years
Leasehold improvements	Declining-balance/ Straight-line	4 ~ 15 years
Equipment and vehicles	Declining-balance/ Straight-line	3 ~ 15 years
Finance leased assets	Declining-balance	8 months ~ 5 years and 8 months

The residual value, the useful life and the depreciation method applied to an asset are reviewed at each financial year end. If expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate.

Schedule Of Investment Property Table [Text Block]

The depreciation method and estimated useful lives of the assets are as follows:

Investment property	Depreciation method	Estimated useful life
Buildings	Straight-line	20~40 years

The residual value, the useful life and the depreciation method applied to an asset are reviewed at each financial year end. If expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate

Schedule Of Finite Lived Intangible Assets Table Text Block [Text Block]

Intangible assets, except for goodwill and membership rights, are amortized using the straight-line method or double declining balance method with no residual value over their estimated useful economic life since the asset is available for use.

Intangible assets	Amortization method	Estimated useful life
Industrial property rights	Straight-line	3~19 years
Software	Straight-line	3~5 years
Finance leased assets	Straight-line	8 months ~ 5 years and 8 months
VOBA	Declining-Balance	60 years
Others	Straight-line	1~10 years